SUBSEQUENT EVENT (Details Narrative) - CAD ($)	1 Months Ended	3 Months Ended
	Apr. 15, 2022	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Impairment of notes	$ 771,260	$ (771,260)
Upon execution [member]
IfrsStatementLineItems [Line Items]
Payment from notes receivable	450,000	450,000
Subsequent to period [member]
IfrsStatementLineItems [Line Items]
Payment from notes receivable	$ 450,000	$ 450,000